Financial Instruments and Risk Management (Market risk - Linkage Terms of Monetary Balances) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
U.S Dollar risk[Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	$ (1,031)	$ (1,865)
U.S Dollar risk[Member] | Total financial assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	697	565
U.S Dollar risk[Member] | Cash and cash equivalents [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	41	19
U.S Dollar risk[Member] | Short term investments and deposits [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	74	82
U.S Dollar risk[Member] | Trade receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	516	419
U.S Dollar risk[Member] | Other receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	6	40
U.S Dollar risk[Member] | Investments at fair value through other comprehensive income [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
U.S Dollar risk[Member] | Other non-current assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	60	5
U.S Dollar risk[Member] | Total financial liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	1,728	2,430
U.S Dollar risk[Member] | Short-term credit [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	201	427
U.S Dollar risk[Member] | Trade payables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	150	187
U.S Dollar risk[Member] | Other current liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	55	95
U.S Dollar risk[Member] | Long term debt, debentures and others [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	1,322	1,721
Euro risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	319	204
Euro risk [Member] | Total financial assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	259	267
Euro risk [Member] | Cash and cash equivalents [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	21	18
Euro risk [Member] | Short term investments and deposits [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	3	1
Euro risk [Member] | Trade receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	222	246
Euro risk [Member] | Other receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	12	1
Euro risk [Member] | Investments at fair value through other comprehensive income [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Euro risk [Member] | Other non-current assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	1	1
Euro risk [Member] | Total financial liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	405	446
Euro risk [Member] | Short-term credit [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	166	158
Euro risk [Member] | Trade payables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	188	182
Euro risk [Member] | Other current liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	46	77
Euro risk [Member] | Long term debt, debentures and others [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	5	29
British Pound risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	77	41
British Pound risk [Member] | Total financial assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	64	55
British Pound risk [Member] | Cash and cash equivalents [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	4	7
British Pound risk [Member] | Short term investments and deposits [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
British Pound risk [Member] | Trade receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	60	48
British Pound risk [Member] | Other receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
British Pound risk [Member] | Investments at fair value through other comprehensive income [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
British Pound risk [Member] | Other non-current assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
British Pound risk [Member] | Total financial liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	49	58
British Pound risk [Member] | Short-term credit [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	19	20
British Pound risk [Member] | Trade payables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	23	23
British Pound risk [Member] | Other current liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	7	15
British Pound risk [Member] | Long term debt, debentures and others [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Israeli Shekel risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	637	111
Israeli Shekel risk [Member] | Total financial assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	75	99
Israeli Shekel risk [Member] | Cash and cash equivalents [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	2	1
Israeli Shekel risk [Member] | Short term investments and deposits [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Israeli Shekel risk [Member] | Trade receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	60	59
Israeli Shekel risk [Member] | Other receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	12	39
Israeli Shekel risk [Member] | Investments at fair value through other comprehensive income [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Israeli Shekel risk [Member] | Other non-current assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	1	0
Israeli Shekel risk [Member] | Total financial liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	971	943
Israeli Shekel risk [Member] | Short-term credit [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	34	36
Israeli Shekel risk [Member] | Trade payables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	265	289
Israeli Shekel risk [Member] | Other current liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	192	96
Israeli Shekel risk [Member] | Long term debt, debentures and others [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	480	522
Chinese Yuan Renminbi risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	19	(13)
Chinese Yuan Renminbi risk [Member] | Total financial assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	266	331
Chinese Yuan Renminbi risk [Member] | Cash and cash equivalents [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	37	22
Chinese Yuan Renminbi risk [Member] | Short term investments and deposits [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	12	5
Chinese Yuan Renminbi risk [Member] | Trade receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	72	92
Chinese Yuan Renminbi risk [Member] | Other receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Chinese Yuan Renminbi risk [Member] | Investments at fair value through other comprehensive income [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	145	212
Chinese Yuan Renminbi risk [Member] | Other non-current assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Chinese Yuan Renminbi risk [Member] | Total financial liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	276	377
Chinese Yuan Renminbi risk [Member] | Short-term credit [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	184	173
Chinese Yuan Renminbi risk [Member] | Trade payables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	72	85
Chinese Yuan Renminbi risk [Member] | Other current liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	19	21
Chinese Yuan Renminbi risk [Member] | Long term debt, debentures and others [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	1	98
Brazilian Real risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	2	(6)
Brazilian Real risk [Member] | Total financial assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	34	41
Brazilian Real risk [Member] | Cash and cash equivalents [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	5	7
Brazilian Real risk [Member] | Short term investments and deposits [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Brazilian Real risk [Member] | Trade receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	25	31
Brazilian Real risk [Member] | Other receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Brazilian Real risk [Member] | Investments at fair value through other comprehensive income [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Brazilian Real risk [Member] | Other non-current assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	4	3
Brazilian Real risk [Member] | Total financial liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	32	47
Brazilian Real risk [Member] | Short-term credit [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	6	8
Brazilian Real risk [Member] | Trade payables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	11	15
Brazilian Real risk [Member] | Other current liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	2	2
Brazilian Real risk [Member] | Long term debt, debentures and others [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	13	22
Other [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	74	71
Other [Member] | Total financial assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	49	49
Other [Member] | Cash and cash equivalents [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	11	9
Other [Member] | Short term investments and deposits [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	3	2
Other [Member] | Trade receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	35	37
Other [Member] | Other receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	1
Other [Member] | Investments at fair value through other comprehensive income [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Other [Member] | Other non-current assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Other [Member] | Total financial liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	15	14
Other [Member] | Short-term credit [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Other [Member] | Trade payables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	6	9
Other [Member] | Other current liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	9	5
Other [Member] | Long term debt, debentures and others [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Non-derivative instruments [Member] | U.S Dollar risk[Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	(1,031)	(1,865)
Non-derivative instruments [Member] | Euro risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	(146)	(179)
Non-derivative instruments [Member] | British Pound risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	15	(3)
Non-derivative instruments [Member] | Israeli Shekel risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	(896)	(844)
Non-derivative instruments [Member] | Chinese Yuan Renminbi risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	(10)	(46)
Non-derivative instruments [Member] | Brazilian Real risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	2	(6)
Non-derivative instruments [Member] | Other [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	34	35
Derivative instruments [Member] | U.S Dollar risk[Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Derivative instruments [Member] | Euro risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	465	383
Derivative instruments [Member] | British Pound risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	62	44
Derivative instruments [Member] | Israeli Shekel risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	1,533	955
Derivative instruments [Member] | Chinese Yuan Renminbi risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	29	33
Derivative instruments [Member] | Brazilian Real risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Derivative instruments [Member] | Other [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	40	36
SWAP USD into ILS [Member] | U.S Dollar risk[Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0
SWAP USD into ILS [Member] | Euro risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0
SWAP USD into ILS [Member] | British Pound risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0
SWAP USD into ILS [Member] | Israeli Shekel risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	486
SWAP USD into ILS [Member] | Chinese Yuan Renminbi risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0
SWAP USD into ILS [Member] | Brazilian Real risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0
SWAP USD into ILS [Member] | Other [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0
SWAP USD into Euro [Member] | U.S Dollar risk[Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0
SWAP USD into Euro [Member] | Euro risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	334
SWAP USD into Euro [Member] | British Pound risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0
SWAP USD into Euro [Member] | Israeli Shekel risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0
SWAP USD into Euro [Member] | Chinese Yuan Renminbi risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0
SWAP USD into Euro [Member] | Brazilian Real risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0
SWAP USD into Euro [Member] | Other [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0
Cylinder instruments [Member] | U.S Dollar risk[Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Cylinder instruments [Member] | Euro risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	45	63
Cylinder instruments [Member] | British Pound risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	11	0
Cylinder instruments [Member] | Israeli Shekel risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	695	525
Cylinder instruments [Member] | Chinese Yuan Renminbi risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Cylinder instruments [Member] | Brazilian Real risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Cylinder instruments [Member] | Other [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	3	3
Forward contracts [Member] | U.S Dollar risk[Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Forward contracts [Member] | Euro risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	86	320
Forward contracts [Member] | British Pound risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	51	44
Forward contracts [Member] | Israeli Shekel risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	352	430
Forward contracts [Member] | Chinese Yuan Renminbi risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	29	33
Forward contracts [Member] | Brazilian Real risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Forward contracts [Member] | Other [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	$ 37	$ 33